Document and Entity Information	Oct. 01, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001788999
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 01, 2022
Entity Registrant Name	Xperi Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41486
Entity Tax Identification Number	84-4470363
Entity Address, Address Line One	2190 Gold Street
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95002
City Area Code	(408)
Local Phone Number	519-9100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (par value $0.001 per share)
Trading Symbol	XPER
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false